Consolidated balance sheet £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
Assets
Cash and balances at central banks	£ 238,574	[1]	£ 191,127
Cash collateral and settlement balances	92,542	[2]	101,367
Loans and advances at amortised cost	361,451	[2]	342,632
Reverse repurchase agreements and other similar secured lending	3,227	[2]	9,031
Trading portfolio assets	147,035	[2]	127,950
Financial assets at fair value through the income statement	191,972	[2]	175,151
Derivative financial instruments	262,572	[2]	302,446
Financial assets at fair value through other comprehensive income	61,753	[2]	78,688
Investments in associates and joint ventures	999	[2]	781
Goodwill and intangible assets	8,061	[2]	7,948
Property, plant and equipment	3,555	[2]	4,036
Current tax assets	261	[2]	477
Deferred tax assets	4,619	[2]	3,444
Retirement benefit assets	3,879	[2]	1,814
Other assets	3,785	[2]	2,622
Total assets	1,384,285	[2]	1,349,514
Liabilities
Deposits at amortised cost	519,433	[2]	481,036
Cash collateral and settlement balances	79,371	[2]	85,423
Repurchase agreements and other similar secured borrowing	28,352	[2]	14,174
Debt securities in issue	98,867	[2]	75,796
Subordinated liabilities	12,759	[2]	16,341
Trading portfolio liabilities	54,169	[2]	47,405
Financial liabilities designated at fair value	250,960	[2]	249,765
Derivative financial instruments	256,883	[2]	300,775
Current tax liabilities	689	[2]	645
Deferred tax liabilities	37	[2]	15
Retirement benefit liabilities	311	[2]	291
Other liabilities	10,505	[2]	8,662
Provisions	1,908	[2]	2,304
Total liabilities	1,314,244	[2]	1,282,632
Equity
Called up share capital and share premium	4,536	[2]	4,637
Other equity instruments	12,259	[2]	11,172
Other reserves	1,770	[2]	4,461
Retained earnings	50,487	[2]	45,527
Total equity excluding non-controlling interests	69,052	[2]	65,797
Non-controlling interests	989	[2]	1,085
Total equity	70,041	[2]	66,882	[3]
Total liabilities and equity	£ 1,384,285	[2]	£ 1,349,514

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.